Shareholder Report, Holdings (Details)	Jun. 30, 2024
Frank Value Fund – Investor Class
Holdings [Line Items]
Percent of Net Asset Value	56.29%
Frank Value Fund – Investor Class | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Frank Value Fund – Investor Class | CRH plc
Holdings [Line Items]
Percent of Net Asset Value	7.35%
Frank Value Fund – Investor Class | Viatris Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.45%
Frank Value Fund – Investor Class | Calumet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.57%
Frank Value Fund – Investor Class | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Frank Value Fund – Investor Class | Nintendo Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Frank Value Fund – Investor Class | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.22%
Frank Value Fund – Investor Class | eBay Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Frank Value Fund – Investor Class | Philip Morris International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Frank Value Fund – Investor Class | Starbucks Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Frank Value Fund – Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.51%
Frank Value Fund – Investor Class | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	7.36%
Frank Value Fund – Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.25%
Frank Value Fund – Investor Class | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.83%
Frank Value Fund – Investor Class | Consumer Defensive
Holdings [Line Items]
Percent of Net Asset Value	14.17%
Frank Value Fund – Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.12%
Frank Value Fund – Investor Class | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.22%
Frank Value Fund – Investor Class | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	6.45%
Frank Value Fund – Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Frank Value Fund – Investor Class | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Frank Value Fund – Investor Class | Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	5.88%
Frank Value Fund – Investor Class | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.77%
Frank Value Fund – Class C
Holdings [Line Items]
Percent of Net Asset Value	56.29%
Frank Value Fund – Class C | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Frank Value Fund – Class C | CRH plc
Holdings [Line Items]
Percent of Net Asset Value	7.35%
Frank Value Fund – Class C | Viatris Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.45%
Frank Value Fund – Class C | Calumet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.57%
Frank Value Fund – Class C | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Frank Value Fund – Class C | Nintendo Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Frank Value Fund – Class C | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.22%
Frank Value Fund – Class C | eBay Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Frank Value Fund – Class C | Philip Morris International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Frank Value Fund – Class C | Starbucks Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Frank Value Fund – Class C | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.51%
Frank Value Fund – Class C | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	7.36%
Frank Value Fund – Class C | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.25%
Frank Value Fund – Class C | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.83%
Frank Value Fund – Class C | Consumer Defensive
Holdings [Line Items]
Percent of Net Asset Value	14.17%
Frank Value Fund – Class C | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.12%
Frank Value Fund – Class C | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.22%
Frank Value Fund – Class C | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	6.45%
Frank Value Fund – Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Frank Value Fund – Class C | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Frank Value Fund – Class C | Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	5.88%
Frank Value Fund – Class C | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.77%
Frank Value Fund – Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	56.29%
Frank Value Fund – Institutional Class | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Frank Value Fund – Institutional Class | CRH plc
Holdings [Line Items]
Percent of Net Asset Value	7.35%
Frank Value Fund – Institutional Class | Viatris Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.45%
Frank Value Fund – Institutional Class | Calumet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.57%
Frank Value Fund – Institutional Class | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Frank Value Fund – Institutional Class | Nintendo Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Frank Value Fund – Institutional Class | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.22%
Frank Value Fund – Institutional Class | eBay Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Frank Value Fund – Institutional Class | Philip Morris International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Frank Value Fund – Institutional Class | Starbucks Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Frank Value Fund – Institutional Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.51%
Frank Value Fund – Institutional Class | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	7.36%
Frank Value Fund – Institutional Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.25%
Frank Value Fund – Institutional Class | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.83%
Frank Value Fund – Institutional Class | Consumer Defensive
Holdings [Line Items]
Percent of Net Asset Value	14.17%
Frank Value Fund – Institutional Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.12%
Frank Value Fund – Institutional Class | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.22%
Frank Value Fund – Institutional Class | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	6.45%
Frank Value Fund – Institutional Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Frank Value Fund – Institutional Class | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Frank Value Fund – Institutional Class | Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	5.88%
Frank Value Fund – Institutional Class | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.77%
West Hills Core Fund
Holdings [Line Items]
Percent of Net Asset Value	101.68%
West Hills Core Fund | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	101.40%
West Hills Core Fund | SPDR S&P 500 ETF Trust, August 16, 2024, Put @ $515.00
Holdings [Line Items]
Percent of Net Asset Value	0.28%
West Hills Core Fund | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.27%
West Hills Core Fund | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.73%
Camelot Event-Drive Fund – Class A
Holdings [Line Items]
Percent of Net Asset Value	49.16%
Camelot Event-Drive Fund – Class A | Goldman Sachs Tr Financial Square Government Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.25%
Camelot Event-Drive Fund – Class A | Colgate-Palmolive Company
Holdings [Line Items]
Percent of Net Asset Value	7.91%
Camelot Event-Drive Fund – Class A | Humana Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.17%
Camelot Event-Drive Fund – Class A | PPL Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.57%
Camelot Event-Drive Fund – Class A | US Treasury Note 4.50% 11/15/2033
Holdings [Line Items]
Percent of Net Asset Value	4.18%
Camelot Event-Drive Fund – Class A | Newmont Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Camelot Event-Drive Fund – Class A | International Flavors & Fragrances, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Camelot Event-Drive Fund – Class A | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.09%
Camelot Event-Drive Fund – Class A | The J. M. Smucker Co.
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Camelot Event-Drive Fund – Class A | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.69%
Camelot Event-Drive Fund – Class A | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.14%
Camelot Event-Drive Fund – Class A | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	14.86%
Camelot Event-Drive Fund – Class A | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.17%
Camelot Event-Drive Fund – Class A | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Camelot Event-Drive Fund – Class A | Consumer Defensive
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Camelot Event-Drive Fund – Class A | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Camelot Event-Drive Fund – Class A | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Camelot Event-Drive Fund – Class A | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	16.07%
Camelot Event-Drive Fund – Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.25%
Camelot Event-Drive Fund – Class A | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	8.99%
Camelot Event-Drive Fund – Class A | Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	2.01%
Camelot Event-Drive Fund – Class A | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Camelot Event-Drive Fund – Class A | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	4.43%
Camelot Event-Drive Fund – Class A | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Camelot Event-Drive Fund – Class A | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
Camelot Event-Drive Fund – Class A | Contingent Value Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Camelot Event-Drive Fund – Class A | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Camelot Event-Drive Fund – Class A | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Camelot Event-Drive Fund – Class A | Escrow Shares
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Camelot Event-Drive Fund – Class A | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Camelot Event-Drive Fund – Class A | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Camelot Event-Drive Fund – Class A | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.27%
Camelot Event-Drive Fund – Class A | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Camelot Event-Drive Fund – Class A | Structured Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Camelot Event-Drive Fund – Class A | United States Treasury Note Bonds
Holdings [Line Items]
Percent of Net Asset Value	15.63%
Camelot Event-Drive Fund – Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	49.16%
Camelot Event-Drive Fund – Institutional Class | Goldman Sachs Tr Financial Square Government Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.25%
Camelot Event-Drive Fund – Institutional Class | Colgate-Palmolive Company
Holdings [Line Items]
Percent of Net Asset Value	7.91%
Camelot Event-Drive Fund – Institutional Class | Humana Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.17%
Camelot Event-Drive Fund – Institutional Class | PPL Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.57%
Camelot Event-Drive Fund – Institutional Class | International Flavors & Fragrances, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Camelot Event-Drive Fund – Institutional Class | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.09%
Camelot Event-Drive Fund – Institutional Class | The J. M. Smucker Co.
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Camelot Event-Drive Fund – Institutional Class | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.69%
Camelot Event-Drive Fund – Institutional Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.14%
Camelot Event-Drive Fund – Institutional Class | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	14.86%
Camelot Event-Drive Fund – Institutional Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.17%
Camelot Event-Drive Fund – Institutional Class | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Camelot Event-Drive Fund – Institutional Class | Consumer Defensive
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Camelot Event-Drive Fund – Institutional Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Camelot Event-Drive Fund – Institutional Class | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Camelot Event-Drive Fund – Institutional Class | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	16.07%
Camelot Event-Drive Fund – Institutional Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.25%
Camelot Event-Drive Fund – Institutional Class | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	8.99%
Camelot Event-Drive Fund – Institutional Class | Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	2.01%
Camelot Event-Drive Fund – Institutional Class | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Camelot Event-Drive Fund – Institutional Class | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	4.43%
Camelot Event-Drive Fund – Institutional Class | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Camelot Event-Drive Fund – Institutional Class | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
Camelot Event-Drive Fund – Institutional Class | Contingent Value Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Camelot Event-Drive Fund – Institutional Class | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Camelot Event-Drive Fund – Institutional Class | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Camelot Event-Drive Fund – Institutional Class | Escrow Shares
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Camelot Event-Drive Fund – Institutional Class | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Camelot Event-Drive Fund – Institutional Class | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Camelot Event-Drive Fund – Institutional Class | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.27%
Camelot Event-Drive Fund – Institutional Class | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Camelot Event-Drive Fund – Institutional Class | Structured Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Camelot Event-Drive Fund – Institutional Class | United States Treasury Note Bonds
Holdings [Line Items]
Percent of Net Asset Value	15.63%

[1]	Less than 0.005%
[2]	Less than 0.005%